Restatement of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2021
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements
Note 2 — Restatement of Previously Issued Financial Statements
In the Company’s previously issued financial statements, a portion of the Public Shares were classified as permanent equity in order to maintain stockholder’s equity above $5,000,000. The basis for this permanent equity classification was that the Company would consummate a Business Combination only if the Company has net tangible assets of at least $5,000,001.
In light of recent comment letters issued by the SEC to several special purpose acquisition companies (each, a “SPAC”) in which the SEC raised questions regarding the classification of any portion of a SPAC’s public shares subject to redemption as permanent equity, management re-evaluated
the Company’s classification of a portion of the Public Shares as permanent equity under ASC
480-10-S99.
ASC
480-10-S99
provides that common stock with redemption provisions not solely within the control of the Company require such common stock to be classified as temporary equity. Upon re-evaluation,
management determined that the Public Shares include certain provisions that require classification of the Public Shares as temporary equity, rather than as permanent equity.
In connection with the change in presentation, the Company also restated its earnings per share calculation to allocate net income (loss) evenly to redeemable and nonredeemable common stock. This presentation contemplates a Business Combination as the most likely outcome.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the changes and has determined that the related impacts were quantitatively material to previously presented financial statements that contained the error, reported in each of the Company’s Forms
10-Q
for the quarterly periods ended March 31, 2021, June 30, 2021, and September 30, 2021 (the “Affected Periods”). Therefore, the Company, in consultation with its audit committee, concluded that its previously issued financial statements impacted should be restated to report all Public Shares as temporary equity. As such, the Company is restating those periods in this Quarterly Report on Form
10-Q.
There has been no change in the Company’s total assets, liabilities or operating results.
The impact of the restatement on the Company’s financial statements is reflected in the following table.

Unaudited Balance Sheet as of March 31, 2021	As Previously Reported	Adjustment	As Restated
Common stock subject to possible redemption	$262,428,430	$13,571,570	$276,000,000
Common stock	826	(136)	690
Additional paid-in capital	5,049,658	(5,049,658)	—
Accumulated deficit	(50,480)	(8,521,776)	(8,572,256)
Total stockholders’ equity (deficit)	$5,000,004	$(13,571,570)	$(8,571,566)
Number of shares subject to redemption	26,242,843	1,357,157	27,600,000

Unaudited Statement of Operations for the three months ended March 31, 2021	As Previously Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, common stock subject to redemption	19,231,241	3,875,426	23,106,667
Basic and diluted net loss per share	$—	$(0.00)	$(0.00)
Basic and diluted weighted average shares outstanding, common stock	13,815,426	(6,915,426)	6,900,000
Basic and diluted net loss per share	$(0.00)	$—	$(0.00)

Unaudited Statement of Changes in Stockholders’ Equity (Deficit) for the three months ended March 31, 2021	As Previously Reported	Adjustment	As Restated
Sale of 27,600,000 Units, net of underwriting discount and offering expenses	$267,453,914	$(267,451,154)	$2,760
Change in common stock subject to possible redemption	(262,428,430)	262,428,430	—
Common stock subject to possible redemption	—	(2,760)	(2,760)
Sale of 7,270,000 Private Placement Warrants through over-allotment	—	7,270,000	7,270,000
Subsequent remeasurement under ASC 480-10-S99	$—	$(15,816,086)	$(15,816,086)

Unaudited Statement of Cash Flows for the three months ended March 31, 2021	As Previously Reported	Adjustment	As Restated
Initial value of common stock subject to possible redemption	$227,738,380	$48,261,620	$276,000,000
Change in value of common stock subject to possible redemption	$34,690,050	$(34,690,050)	$—

Unaudited Balance Sheet as of June 30, 2021	As Previously Reported	Adjustment	As Restated
Common stock subject to possible redemption	$262,308,840	$13,691,160	$276,000,000
Common stock	827	(137)	690
Additional paid-in capital	5,169,247	(5,169,247)	—
Accumulated deficit	(170,069)	(8,521,776)	(8,691,845)
Total stockholders’ equity (deficit)	$5,000,005	$(13,691,160)	$(8,691,155)
Number of shares subject to redemption	26,230,884	1,369,116	27,600,000

Unaudited Statement of Operations for the three months ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, common stock subject to redemption	26,242,843	1,357,157	27,600,000
Basic and diluted net loss per share	$—	$(0.00)	$(0.00)
Basic and diluted weighted average shares outstanding, common stock	8,257,157	(1,357,157)	6,900,000
Basic and diluted net loss per share	$(0.01)	$0.01	$(0.00)

Unaudited Statement of Operations for the six months ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, common stock subject to redemption	22,756,411	2,609,335	25,365,746
Basic and diluted net loss per share	$—	$(0.01)	$(0.01)
Basic and diluted weighted average shares outstanding, common stock	12,830,882	(5,930,882)	6,900,000
Basic and diluted net loss per share	$(0.01)	$—	$(0.01)

Unaudited Statement of Changes in Stockholders’ Equity (Deficit) for the three months ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Change in common stock subject to possible redemption	119,590	(119,590)	—

Unaudited Statement of Changes in Stockholders’ Equity (Deficit) for the six months ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Sale of 27,600,000 Units, net of underwriting discount and offering expenses	$267,453,914	$(267,451,154)	$2,760
Change in common stock subject to possible redemption	(262,308,840)	262,308,840	—
Common stock subject to possible redemption	—	(2,760)	(2,760)
Sale of 7,270,000 Private Placement Warrants through over-allotment	—	7,270,000	7,270,000
Subsequent remeasurement under ASC 480-10-S99	$—	$(15,816,086)	$(15,816,086)

Unaudited Statement of Cash Flows for the six months ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Initial value of common stock subject to possible redemption	$227,738,380	$48,261,620	$276,000,000
Change in value of common stock subject to possible redemption	$34,570,460	$(34,570,460)	$—